                                     Beth A. Brown
                                              Counsel
                                                                                                                                                           Allstate Insurance Company
                                                                                                                                                                          Phone: 847.402.7855
                                    Fax: 847.402.5837
                                                                                                                                                         Email: bbrown2@allstate.com

VIA EDGAR TRANSMISSION

May 3, 2012

Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549

RE:             Allstate Life Insurance Company
   Allstate Financial Advisors Separate Account I (“Registrant”)
           Registration Statements on Form N-4
           Certification Pursuant to Rule 497(j) of the Securities Act of 1933

Members of the Commission:

In accordance with Rule 497(j) under the Securities Act of 1933, on behalf of the Registrant shown below, we hereby certify that:

1.             For each Registration Statement shown below, the form of Statement of Additional Information and the form of The
Putnam Allstate Advisor Variable Annuities that would have been filed under 497(c) under the Securities Act of 1933 would not have differed from that contained in the most recent Registration Statement or amendment,

2.            The text of the most recent Registration Statement or amendment has been filed with the Commission electronically.

                                                                                                                      Registration
Registrant                                                                    Depositor                                  1940 Act #          Statement

Allstate Financial Advisors Separate      Allstate Life Insurance Company          811-09327           333-114562
Account I                                                                                                                  333-114560
                                                                                                                                                                                333-114561

You may direct any questions regarding this filing to the undersigned at (847) 402-7855.

Very truly yours,

/s/ BETH A. BROWN

Beth A. Brown